CAPITAL AND RESERVES (Narrative) (Details) $ / shares in Units, $ in Thousands					1 Months Ended										12 Months Ended
	Nov. 11, 2021 Share shares	May 13, 2021 Share	Jan. 07, 2021 Share ₪ / shares $ / shares shares	Nov. 10, 2020 Share shares	Nov. 30, 2023 Share	Jun. 26, 2023 Share	Dec. 20, 2022 Share	Sep. 29, 2022 Share	Jun. 30, 2022 Share	May 31, 2022 USD ($) Share $ / shares	Mar. 28, 2022 Share	Aug. 22, 2021 Share	Apr. 30, 2021 ₪ / shares shares	Mar. 24, 2021 Share $ / shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) Share Years $ / shares	Dec. 31, 2022 ₪ / shares	Dec. 31, 2022 USD ($) Share Years $ / shares	Dec. 31, 2021 ₪ / shares	Dec. 31, 2021 USD ($) Share Years $ / shares
Disclosure of classes of share capital [line items]
Discription of conversion equity													1:1 ratio
Exercise prices for share options outstanding | (per share)															₪ 0.001	$ 25.52	₪ 0.001	$ 25.52	₪ 0.001	$ 38.8
Total expenditure | $																$ 6,033		$ 8,747		$ 8,850
Recognized capitalized development costs | $																824		$ 909		$ 649
Unrecognized benefit | $																$ 9,828
Weighted-average remaining contractual life of exercisable options | Years																3.5		2.7		3.11
Ordinary Shares
Disclosure of classes of share capital [line items]
Par value per share | ₪ / shares													₪ 0.001		₪ 0.001		₪ 0.001		0.001
Authorized number of shares increased | shares													32,000,000
Ordinary Shares A
Disclosure of classes of share capital [line items]
Par value per share | ₪ / shares													₪ 0.001						0.001
Ordinary Shares B
Disclosure of classes of share capital [line items]
Par value per share | ₪ / shares													₪ 0.001						₪ 0.001
November 10, 2020 | 2018 Options
Disclosure of classes of share capital [line items]
Number of option replacement | shares				246,000
Number of share options expired in share-based payment arrangement				249,340
January 7, 2021 | 2018 Options
Disclosure of classes of share capital [line items]
Number of share options granted			80,000
Stock option vesting term			The vesting peri
January 7, 2021 | 2018 Options | Two Employees
Disclosure of classes of share capital [line items]
Number of share options granted			40,000
March 24, 2021 | 2018 Options
Disclosure of classes of share capital [line items]
Number of share options granted														282,500
Stock option vesting term														The vesting period of the options is five years, with 20% of the options vest on the first anniversary of grant date, and after that, additional 5% of the options vest on the last day of each subsequent calendar quarter. Options not exercised by the end of the quarter following the end of vesting period will expire.
May 13, 2021 | 2018 Options
Disclosure of classes of share capital [line items]
Number of share options granted		725,000
Options exercised term		five-year
Stock option vesting term		Additionally to the options vested in accordance with paragraph a. above, for revenue growth of the Company in any given calendar year over the preceding calendar year (beginning in 2021, relative to 2020) of at least 30% and up to 45%, and subject to a gross profit rate of not less than 40% in that calendar year, up to 70,000 additional options will vest and be exercisable into ordinary shares of the Company over a five-year period, with the number of options vesting under this paragraph calculated linearly, based on the revenue growth rate of between 30% and 45% over the previous year.
Discription of extent of revenue growth		To the extent that revenue growth of the Company in any given calendar year over the preceding calendar year (beginning in 2021, relative to 2020) is at least 30%, and subject to a gross profit rate of not less than 40% in that calendar year, 75,000 options will vest and be exercisable into ordinary shares of the Company over a five-year period.
Restricted Share Units
Disclosure of classes of share capital [line items]
Options and RSU granted																264,256		520,767		2,226,750
Restricted Share Units | August 22, 2021
Disclosure of classes of share capital [line items]
Options and RSU granted												50,000
Restricted Share Units | March 28, 2022
Disclosure of classes of share capital [line items]
Options and RSU granted											45,000
Restricted Share Units | June 30, 2022
Disclosure of classes of share capital [line items]
Options and RSU granted									6,000
Restricted Share Units | September 29, 2022
Disclosure of classes of share capital [line items]
Options and RSU granted								18,600
Restricted Share Units | December 20, 2022
Disclosure of classes of share capital [line items]
Options and RSU granted							10,667
Restricted Share Units | June 26, 2023
Disclosure of classes of share capital [line items]
Options and RSU granted						137,524
Restricted Share Units | November 30, 2023
Disclosure of classes of share capital [line items]
Options and RSU granted					96,731
Stock option vesting term					The vesting period of the RSUs is 4 years, with 25% of the RSU will vest on the first anniversary of grant date, and after that, additional 6.25% of the RSU's will vest on the last day of each subsequent calendar quarter.
Share Options | August 22, 2021
Disclosure of classes of share capital [line items]
Number of share options granted												196,750
Share Options | November 11, 2021
Disclosure of classes of share capital [line items]
Number of shares issued | shares	127,500
Number of share options granted	167,500
Stock option vesting term	The vesting period of 127,500 options is the same as March 2021 award and the vesting period of 40,000 options is three years, with 25% of the options vest on the grant date, and after that, additional 6.25% of the options vest on the last day of each subsequent calendar quarter. Options not exercised by the end of the quarter following the end of vesting period will expire.
Share Options | March 28, 2022
Disclosure of classes of share capital [line items]
Number of share options granted											215,500
Share Options | March 28, 2022 | August And November Awards [Member]
Disclosure of classes of share capital [line items]
Number of share options granted										191,750
Incremental fair value | $										$ 486
Incremental fair value exercise price | $ / shares										$ 20.39
Share Options | June 30, 2022
Disclosure of classes of share capital [line items]
Number of share options granted									170,000
Share Options | September 29, 2022
Disclosure of classes of share capital [line items]
Number of share options granted								54,500
Share Options | December 20, 2022
Disclosure of classes of share capital [line items]
Stock option vesting term							The vesting period of all grants rewarded during the year ended December, 31 2022 of both options and RSUs are 4 years, with 25% of the options vest on the first anniversary of grant date, and after that, additional 6.25% of the options vest on the last day of each subsequent calendar quarter. Options not exercised within 5 years of inception date will expire.
Share Options | June 26, 2023
Disclosure of classes of share capital [line items]
Number of share options granted						27,500
Stock option vesting term						The vesting period of the options and RSUs is 4 years, with 25% of the options vest on the first anniversary of grant date, and after that, additional 6.25% of the options vest on the last day of each subsequent calendar quarter. Options not exercised within 5 years of inception date will expire.
Part A Share Options | January 7, 2021 | 2018 Options
Disclosure of classes of share capital [line items]
Number of shares issued | shares			40,000
Incremental fair value exercise price | $ / shares			$ 6.7
Part B Share Options | January 7, 2021 | 2018 Options
Disclosure of classes of share capital [line items]
Number of shares issued | shares			40,000
Par value per share | ₪ / shares			$ 0.001
Part C Share Options | March 24, 2021 | 2018 Options
Disclosure of classes of share capital [line items]
Number of share options granted														253,000
Incremental fair value exercise price | $ / shares														$ 6.7
Part D Share Options | March 24, 2021 | 2018 Options
Disclosure of classes of share capital [line items]
Number of share options granted														29,500
Incremental fair value exercise price | $ / shares														$ 19.5